Note 21 - Related Party Transactions (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Lease, Expense	$ 44,012	$ 37,788
Due from Related Parties, Total	1,774	2,421
Minority Shareholders of Subsidiaries [Member]
Operating Lease, Expense	$ 4,382	$ 2,844
Lessee, Operating Lease, Term of Contract (Year)	10 years
Minority Shareholders of Subsidiaries [Member] | Minimum [Member]
Debt Instrument, Term (Year)	5 years
Minority Shareholders of Subsidiaries [Member] | Maximum [Member]
Debt Instrument, Term (Year)	10 years